Securities Act of 1933 Registration No. 033-43529

Investment Company Act of 1940 Registration No. 811-06440

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.  ______

☒ Post-Effective Amendment No.  102

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No.  102

Fidelity Aberdeen Street Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Marc Bryant, Secretary

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective on June 1, 2017 pursuant to paragraph (b) at 5:30 p.m. Eastern Time.

☒ This Post-Effective Amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this Post-Effective Amendment is to designate a new effective date, June 1, 2017, for the Post-Effective Amendment 97 previously filed on May 1, 2017, for Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund, Fidelity Flex Freedom 2060 Fund, and Fidelity Flex Freedom Income Fund.

The Post-Effective Amendment 98 filed on May 1, 2017 for Fidelity Advisor Freedom 2005 Fund Class Z6, Fidelity Advisor Freedom 2010 Fund Class Z6, Fidelity Advisor Freedom 2015 Fund Class Z6, Fidelity Advisor Freedom 2020 Fund Class Z6, Fidelity Advisor Freedom 2025 Fund Class Z6, Fidelity Advisor Freedom 2030 Fund Class Z6, Fidelity Advisor Freedom 2035 Fund Class Z6, Fidelity Advisor Freedom 2040 Fund Class Z6, Fidelity Advisor Freedom 2045 Fund Class Z6, Fidelity Advisor Freedom 2050 Fund Class Z6, Fidelity Advisor Freedom 2055 Fund Class Z6, Fidelity Advisor Freedom 2060 Fund Class Z6, Fidelity Advisor Freedom Income Fund Class Z6, Fidelity Freedom 2005 Fund Class K6, Fidelity Freedom 2010 Fund Class K6, Fidelity Freedom 2015 Fund Class K6, Fidelity Freedom 2020 Fund Class K6, Fidelity Freedom 2025 Fund Class K6, Fidelity Freedom 2030 Fund Class K6, Fidelity Freedom 2035 Fund Class K6, Fidelity Freedom 2040 Fund Class K6, Fidelity Freedom 2045 Fund Class K6, Fidelity Freedom 2050 Fund Class K6, Fidelity Freedom 2055 Fund Class K6, Fidelity Freedom 2060 Fund Class K6, and Fidelity Freedom Income Fund Class K6, which relates to a new prospectus for each of the Fidelity Freedom Funds and Fidelity Advisor Freedom Funds, is not affected by this request.

The Post-Effective Amendment 99 filed on May 18, 2017 for Fidelity Advisor Freedom 2005 Fund Classes AMCIT, Fidelity Advisor Freedom 2010 Fund Classes AMCIT, Fidelity Advisor Freedom 2015 Fund Classes AMCIT, Fidelity Advisor Freedom 2020 Fund Classes AMCIT, Fidelity Advisor Freedom 2025 Fund Classes AMCIT, Fidelity Advisor Freedom 2030 Fund Classes AMCIT, Fidelity Advisor Freedom 2035 Fund Classes AMCIT, Fidelity Advisor Freedom 2040 Fund Classes AMCIT, Fidelity Advisor Freedom 2045 Fund Classes AMCIT, Fidelity Advisor Freedom 2050 Fund Classes AMCIT, Fidelity Advisor Freedom 2055 Fund Classes AMCIT, Fidelity Advisor Freedom 2060 Fund Classes AMCIT, Fidelity Advisor Freedom Income Fund Classes AMCIT, Fidelity Freedom K 2005 Fund, Fidelity Freedom K 2010 Fund, Fidelity Freedom K 2015 Fund, Fidelity Freedom K 2020 Fund, Fidelity Freedom K 2025 Fund, Fidelity Freedom K 2030 Fund, Fidelity Freedom K 2035 Fund, Fidelity Freedom K 2040 Fund, Fidelity Freedom K 2045 Fund, Fidelity Freedom K 2050 Fund, Fidelity Freedom K 2055 Fund, Fidelity Freedom K 2060 Fund, Fidelity Freedom K Income Fund, Fidelity Freedom 2005 Fund, Fidelity Freedom 2010 Fund, Fidelity Freedom 2015 Fund, Fidelity Freedom 2020 Fund, Fidelity Freedom 2025 Fund, Fidelity Freedom 2030 Fund, Fidelity Freedom 2035 Fund, Fidelity Freedom 2040 Fund, Fidelity Freedom 2045 Fund, Fidelity Freedom 2050 Fund, Fidelity Freedom 2055 Fund, Fidelity Freedom 2060 Fund, and Fidelity Freedom Income Fund, is not affected by this request.

The Post-Effective Amendment 101 filed on May 26, 2017 for Fidelity Freedom 2005 Fund Class K, Fidelity Freedom 2010 Fund Class K, Fidelity Freedom 2015 Fund Class K, Fidelity Freedom 2020 Fund Class K, Fidelity Freedom 2025 Fund Class K, Fidelity Freedom 2030 Fund Class K, Fidelity Freedom 2035 Fund Class K, Fidelity Freedom 2040 Fund Class K, Fidelity Freedom 2045 Fund Class K, Fidelity Freedom 2050 Fund Class K, Fidelity Freedom 2055 Fund Class K, Fidelity Freedom 2060 Fund Class K, and Fidelity Freedom Income Fund Class K, which relates to a new prospectus for Fidelity Freedom Funds, is not affected by this request.

The Prospectus and Statement of Additional Information (SAI) for Fidelity Flex Freedom 2005 Fund, Fidelity Flex Freedom 2010 Fund, Fidelity Flex Freedom 2015 Fund, Fidelity Flex Freedom 2020 Fund, Fidelity Flex Freedom 2025 Fund, Fidelity Flex Freedom 2030 Fund, Fidelity Flex Freedom 2035 Fund, Fidelity Flex Freedom 2040 Fund, Fidelity Flex Freedom 2045 Fund, Fidelity Flex Freedom 2050 Fund, Fidelity Flex Freedom 2055 Fund, Fidelity Flex Freedom 2060 Fund, and Fidelity Flex Freedom Income Fund are identical to those filed in Post-Effective Amendment No. 97, the Part C is identical to the Part C filed in Post-Effective Amendment No. 99, and the Prospectus, SAI, and Part C are incorporated herein in their entirety by reference to those previously filed Post-Effective Amendments.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 102 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26th day of May 2017.

Fidelity Aberdeen Street Trust
By	/s/Stephanie J. Dorsey
Stephanie J. Dorsey, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stephanie J. Dorsey		President and Treasurer	May 26, 2017
Stephanie J. Dorsey		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	May 26, 2017
Howard J. Galligan III		(Principal Financial Officer)

/s/Abigail P. Johnson	†	Trustee	May 26, 2017
Abigail P. Johnson

/s/Elizabeth S. Acton	*	Trustee	May 26, 2017
Elizabeth S. Acton

/s/John Engler	*	Trustee	May 26, 2017
John Engler

/s/Albert R. Gamper, Jr.	*	Trustee	May 26, 2017
Albert R. Gamper, Jr.

/s/Robert F. Gartland	*	Trustee	May 26, 2017
Robert F. Gartland

/s/Arthur E. Johnson	*	Trustee	May 26, 2017
Arthur E. Johnson

/s/Michael E. Kenneally	*	Trustee	May 26, 2017
Michael E. Kenneally

/s/Marie L. Knowles	*	Trustee	May 26, 2017
Marie L. Knowles

/s/Mark A. Murray	*	Trustee	May 26, 2017
Mark A. Murray

/s/Jennifer Toolin McAuliffe	*	Trustee	May 26, 2017
Jennifer Toolin McAuliffe

†	By:	/s/Marc R. Bryant
Marc R. Bryant, pursuant to a power of attorney dated December 16, 2015 and filed herewith.
*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to a power of attorney dated January 1, 2017 and filed herewith.

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust II

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after January 1, 2017.

WITNESS our hands on this first day of January 2017.

/s/Elizabeth S. Acton	/s/Michael E. Kenneally
Elizabeth S. Acton	Michael E. Kenneally

/s/John Engler	/s/Marie L. Knowles
John Engler	Marie L. Knowles

/s/Albert R. Gamper, Jr.	/s/Jennifer Toolin McAuliffe
Albert R. Gamper, Jr.	Jennifer Toolin McAuliffe
/s/Robert F. Gartland	/s/Mark A. Murray
Robert F. Gartland	Mark A. Murray
/s/Arthur E. Johnson
Arthur E. Johnson

POWER OF ATTORNEY

I, the undersigned Trustee of the following investment companies:

Fidelity Aberdeen Street Trust

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Colchester Street Trust

Fidelity Commonwealth Trust II

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Garrison Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Massachusetts Municipal Trust

Fidelity Merrimack Street Trust

Fidelity Money Market Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity Newbury Street Trust

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Oxford Street Trust II

Fidelity Phillips Street Trust

Fidelity Revere Street Trust

Fidelity Salem Street Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Variable Insurance Products Fund V

in addition to any other Fidelity Fund for which the undersigned individual serves as Trustee (collectively, the “Funds”), hereby constitute and appoint Marc R. Bryant, my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after December 16th, 2015.

WITNESS my hand on this 16th day of December, 2015.

/s/Abigail P. Johnson
Abigail P. Johnson